Restatement of prior periods following implementation of IFRS 15 - Consolidated statement of comprehensive income (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Statement of comprehensive income
Profit/(loss) for the period	£ 26,770	£ (19,697)	[1]	£ 33,416	£ (27,502)	£ (10,127)	[1]
Items that may be subsequently reclassified to profit or loss
Cash flow hedges	(6,429)	6,564	[1]	(7,286)	7,477	17,920	[1]
Tax expense relating to cash flow hedges	(199)	(6,618)	[1]	(849)	(11,091)	(10,593)	[1]
Other comprehensive (loss)/income for the period, net of tax	(6,628)	(54)	[1]	(8,135)		7,327	[1]
Total comprehensive income/(loss) for the period	£ 20,142	(19,751)	[1]	£ 25,281	£ (31,116)	(2,800)	[1]
As previously reported
Statement of comprehensive income
Profit/(loss) for the period		(29,086)				(21,139)
Items that may be subsequently reclassified to profit or loss
Cash flow hedges		6,684				18,160
Tax expense relating to cash flow hedges		(6,629)				(10,645)
Other comprehensive (loss)/income for the period, net of tax		55				7,515
Total comprehensive income/(loss) for the period		(29,031)				(13,624)
Adjustment
Statement of comprehensive income
Profit/(loss) for the period		9,389				11,012
Items that may be subsequently reclassified to profit or loss
Cash flow hedges		(120)				(240)
Tax expense relating to cash flow hedges		11				52
Other comprehensive (loss)/income for the period, net of tax		(109)				(188)
Total comprehensive income/(loss) for the period		£ 9,280				£ 10,824

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.